March 3, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Advantage Funds, Inc.

-Dreyfus Global Dynamic Bond Fund

-Dreyfus Global Real Return Fund

-Dreyfus Total Emerging Markets Fund

-Dynamic Total Return Fund

 1933 Act File No.: 33-51061
 1940 Act File No.: 811-7123
 CIK No.: 0000914775

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and the Universal Statement of Additional Information for the above-referenced funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 120 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2015.

Please address any comments or questions to my attention at 212-922-6838.

Sincerely,

/s/ Loretta Johnston
Loretta Johnston
Supervisory Paralegal